Litigation (Details) SFr in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2016 CHF (SFr)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)
Pending Litigation
Litigation disclosures
Net litigation provisions recorded | SFr	SFr 86
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 2,100
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Class action litigations | New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5 | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Litigation Settlement, Amount		$ 110
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Middle District of Alabama
Litigation disclosures
RMBS offerings by third party		$ 283
Percentage of RMBS issued by third party underwritten by CSS LLC	12.00%	12.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 34
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, San Francisco and Boston - Seatle action | Various state courts
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		104	$ 249
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, San Francisco and Boston - San Francisco action | Various state courts
Litigation disclosures
RMBS offerings by third party		$ 9,500
Percentage of RMBS issued by third party underwritten by CSS LLC	17.00%	17.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 1,600	$ 1,700
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions - dismissed case | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Central District of California
Litigation disclosures
RMBS offerings by third party		$ 259
Percentage of RMBS issued by third party underwritten by CSS LLC	5.00%	5.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 12